Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
WP Large Cap Income Plus Fund | Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name			WP Large Cap Income Plus Fund
Account Value	$ 17,591	$ 17,591	$ 17,591	$ 13,378	$ 11,931	$ 15,995	$ 13,029	$ 17,305	$ 14,243	$ 13,950	$ 11,126	$ 9,950	$ 10,000
Average Annual Return, Percent	31.49%	0.33%	5.81%
WP Large Cap Income Plus Fund | Institutional Class Shares | Dow Jones Industrial Average Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average Index
Account Value	$ 31,531	$ 31,531	$ 31,531	$ 24,791	$ 23,345	$ 22,780	$ 19,221	$ 17,783	$ 15,810	$ 14,690	$ 11,299	$ 10,187	$ 10,000
Average Annual Return, Percent	27.19%	12.14%	12.17%